Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Condensed Consolidated Statements Of Operations
Revenues
Operating Expenses:
General and administrative expenses	132,581	102,651	470,711	126,241	211,160	231,292
Refinery start-up costs	165,420		498,531		372,560
Depreciation and amortization	417	62	707	386	386	1,947
Total operating expenses	298,418	102,713	969,949	126,627	584,106	233,239
Loss from operations	(298,418)	(102,713)	(969,949)	(126,627)	(584,106)	(233,239)
Other income (expense):
Interest expense	(431,793)	(80,700)	(726,401)	(116,939)	(283,261)	(529,474)
Loss on derivative liabilities	(514,129)	(52,587)	3,952,554	33,108	(6,105,727)	(395,619)
Gain on assignment and assumption agreement	1,090,271		1,090,271
Gain (loss) on extinguishment of debt			475,587		207,803	(1,365,521)
Total other (expense)	144,349	(133,287)	4,792,011	(83,831)	(6,181,185)	(2,290,614)
Loss before income taxes	(154,069)	(236,000)	3,822,062	(210,458)	(6,765,291)	(2,523,853)
Provision for income taxes
Net loss	(154,069)	(236,000)	3,822,062	(210,458)	(6,765,291)	(2,523,853)
Non-controlling interest in loss of consolidated subsidiaries	(651,005)	453	(650,659)	915	1,824	1,838
Net loss attributable to the Company	$ (805,074)	$ (235,547)	$ 3,171,403	$ (209,543)	$ (6,763,467)	$ (2,522,015)
Weighted average number of common shares outstanding – basic and diluted	1,468,936,991	376,528,409	1,396,834,000	373,973,860	568,407,531	115,253,619
Weighted average number of common shares outstanding: Diluted	1,468,936,991	376,528,409	1,467,161,534	373,973,860
Net loss per common share – basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)